Average Annual Total Returns{- Fidelity Emerging Markets Fund} - 10.31 Fidelity Emerging Markets Fund K PRO-09 - Fidelity Emerging Markets Fund	Fidelity Emerging Markets Fund-Class K Return Before Taxes Past 1 year	Fidelity Emerging Markets Fund-Class K Return Before Taxes Past 5 years	Fidelity Emerging Markets Fund-Class K Return Before Taxes Past 10 years	IXYE0 Past 1 year	IXYE0 Past 5 years	IXYE0 Past 10 years
Total	32.66%	17.39%	6.82%	18.32%	12.84%	3.67%